Statement of Compliance	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Statement of Compliance
2. STATEMENT OF COMPLIANCE
2.1 Basis of preparation
The Company’s loss-making situation is explained by the innovative nature of the products developed, therefore involving a multi-year research and development phase and the Company has historically financed its growth by strengthening its equity in the form of capital increases and issuance of convertible bonds.
At the approval date of the Unaudited Interim Condensed Consolidated Financial Statements, the Board of Directors believes that the Company will be able to fund its operations until the end of September 2021
, considering:

•	Cash and cash equivalents held by the Company amounted to €45.4 million as of June 30, 2020. They are composed of cash and term deposits readily available without penalty;

•	The receipt of the Research Tax Credit for the 2019 financial year (€3.9 million) in August 2020;

•
The issuance of two tranches of convertibles notes of €3 million each in July and August 2020, as part of the financing agreement signed with Luxembourg-based European High Growth Opportunities Securitization Fund (refer to note 6);

•
The possibility to use this financing agreement (refer to note 6), allowing a potential additional fundraising up to a maximum of €54 million until June 202
2
, subject to the regulatory limit of 20% dilution, representing approximately €42 million based on the closing market price the day before the approval date of the Unaudited Interim Condensed Consolidated Financial Statements (€
6.30
).

Considering the above factors and assumptions, the Unaudited Interim Condensed Consolidated Financial Statements were approved by the Board of Directors with the underlying assumptions of going concern as the Company believes that it is able to fund its operations for at least 12 months after the closing date.
2.2 Statement of compliance
The Unaudited Interim Condensed Consolidated Financial Statements have been prepared in accordance with IAS 34,
Interim financial reporting,
as issued by the International Accounting Standard Board (“
IASB
”) and were approved in a changing context linked to COVID-19 and authorized for issuance by the Board of Directors of the Company on September 18, 2020.
Due to the listing of ordinary shares of the Company on Euronext Paris and in accordance with the European Union’s regulation No. 1606/2002 of July 19, 2002, the Unaudited Interim Condensed Consolidated Financial Statements of the Company are also prepared in accordance with IAS 34,
Interim financial reporting
, as adopted by the European Union (EU).
As of June 30, 2020, all IFRS that the IASB had published and that are mandatory are the same as those adopted by the EU and mandatory in the EU. As a result, the Unaudited Interim Condensed Consolidated Financial Statements comply with International Financial Reporting Standards as published by the IASB and as adopted by the EU.
As condensed financial statements, they do not include all information that would be required by the full IFRS standards. They must be read in conjunction with the consolidated financial statements for the year ended December 31, 2019.
Except for the standards applicable as of January 1, 2020 described below, the standards applied in the preparation of the Unaudited Interim Condensed Consolidated Financial Statements are the same as those applied to prepare the financial statements as of December 31, 2019.
The Company adopted the following standards, amendments and interpretations that are mandatory as of January 1, 2020:

•	Amendments to IFRS 9, IAS 39 and IFRS 7: Interest Rate Benchmark Reform;

•	Amendments to References to the Conceptual Framework in IFRS Standards; and

•	Amendments to IAS 1 and IAS 8: Definition of Material.

These new texts did not have any significant impact on the Company’s results or financial position. The standards and interpretations that are optionally applicable to the Company as of June 30, 2020 were not applied in advance.
There are no recently issued accounting pronouncements that may be relevant to the Company’s operations.

2.3 Scope of consolidation
Details of the Company’s subsidiary as of June 30, 2020 are as follows:

	Date of incorporation	Percent of ownership interest	Accounting method
ERYTECH Pharma, Inc. Registered office: Cambridge, Massachusetts, United States	April 2014	100%	Fully consolidated
There was no change in the scope of consolidation during the period.
2.4 Foreign currencies
Functional Currency and Translation of Financial Statements into Presentation Currency
The Unaudited Interim Condensed Consolidated Financial Statements are presented in euros, which is also the functional currency of the parent company, ERYTECH Pharma S.A. (the “
Parent Company
”).
The exchange rates used for the translation of the financial statements of ERYTECH Pharma, Inc. are as follows:

Exchange rate (USD per EUR)	June 30, 2019	December 31, 2019	June 30, 2020
Weighted average rate	1.1298	1.1196	1.1015
Closing rate	1.1380	1.1234	1.1198
2.5 Use of estimates and judgments
The preparation of the Unaudited Interim Condensed Consolidated Financial Statements in accordance with the rules prescribed by the IFRS requires the use of estimates and the formulation of assumptions having an impact on the financial statements. These estimates can be revised where the circumstances on which they are based change. The actual results may therefore differ from the estimates initially formulated. The main areas of estimates are described in the annual consolidated financial statements. The
COVID-19
pandemic has not led to the use of new significant estimates or judgements.
2.6 Presentation of the statement of income (loss)
The Company presents its statement of income (loss) by function. As of today, the main activity of the Company is research and development. Consequently, only research and development expenses and general administrative expenses functions are considered to be representative. This distinction reflects the analytical assignment of the personnel, external expenses and depreciation and amortization. The detail of the expenses by nature is disclosed in note 3.2.
2.7 Segment reporting
In accordance with IFRS 8, “
Operating Segments
,” reporting by operating segment is derived from the internal organization of the Company’s activities; it reflects management’s viewpoint and is established based on internal reporting used by the chief operating decision maker (the Chief Executive Officer) to allocate resources and to assess performance.

Information per business segment
The Company operates in a single operating segment: the conducting of research and development of innovative red blood cell-based therapeutics for cancer and orphan diseases in order to market them in the future.
Information per geographical segment

Revenues from licenses or other contracts (amounts in thousands of euros)	06/30/2019 (6 months)	06/30/2020 (6 months)
France	70	61
United States	880	99

Total	950	160

2.8 Events after the close of the reporting period
As part of the convertible notes’ agreement signed in June 2020, the Company issued two tranches of €
3 million (60 OCABSA) on July 6, 2020 and on August 24, 2020, respectively.